Submission	Aug. 15, 2024
Submission [Line Items]
Central Index Key	0000877860
Registrant Name	National Health Investors, Inc.
Registration File Number	333-270557
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES